Capital Structure - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 13, 2019	Sep. 20, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 02, 2013
Class of Stock [Line Items]
Additional paid in capital			$ 1,514,700	$ 1,469,700
Aggregate liquidation preferences			775,000	775,000
Preferred stock issuance cost			21,500	21,500
Authorized share capital			$ 745	$ 745
Number of ordinary shares			70,000,000	70,000,000
Ordinary shares, par value			$ 0.01	$ 0.01
Number of preference shares			30,000,000	30,000,000
Preference shares, par value			$ 0.0015144558
Ordinary shares, issued			60,395,839	60,395,839
Preferred Stock, Redemption Amount							$ 275,000
Preference shares liquidation preference, value	$ 250,000
Capital contribution			$ 45,000	$ 268,000	$ 0
5.950% Preference Shares (AHL PRC)
Class of Stock [Line Items]
Preference shares, par value			$ 0.0015144558	$ 0.0015144558
Preference shares, issued			11,000,000	11,000,000			11,000,000
Preference shares, rate			5.95%	5.95%
Redemption price per share							$ 25
5.625% Preference Shares (AHL PRD)
Class of Stock [Line Items]
Preferred stock issuance cost						$ 8,700
Preference shares, par value			$ 0.0015144558	$ 0.0015144558
Preference shares, issued			10,000,000	10,000,000
Preference shares, rate		5.625%	5.625%	5.625%
Redemption price per share		$ 25	$ 25	$ 25
Proceeds or share issuance		$ 241,300
Preference shares liquidation preference, value						$ 250,000
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Class of Stock [Line Items]
Preferred stock issuance cost	$ 8,400
Preference shares, par value			$ 0.0015144558	$ 0.0015144558
Preference shares, issued	10,000,000		10,000,000	10,000,000
Preference shares, rate	5.625%		5.625%	5.625%
Redemption price per share	$ 25		$ 25	$ 25
Additional paid-in capital | Preference shares
Class of Stock [Line Items]
Proceeds or share issuance	$ 241,600		$ 0	$ 0	$ 241,600